Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of the benefit of (provision for) income taxes
	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2022
	RMB	RMB	RMB	USD
Current	(4,487,629)	(2,189,629)	(135,968)	(19,523)
Deferred	1,582,948	3,024,851	3,758,877	539,712
(Provision for) benefit of income taxes	(2,904,681)	835,222	3,622,909	520,189

Schedule of reconciles china statutory rates to the company’s effective tax rate
	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2022
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate in China	8.3%	(14.0)%	(2.6)%
Tax rate difference outside China(1)	(35.9)%	(7.0)%	(18.0)%
Change in valuation allowance	(0.4)%	4.7%	(9.9)%
Additional R&D deduction in China	2.0%	(8.5)%	(0.3)%
Permanent difference	(1.0)%	0.1%	6.8%
Effective tax rate	(2.0)%	0.3%	1.0%

(1)      It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.

Schedule of components of deferred tax assets and liabilities
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	142,316	372,554	53,493
Impairment loss from inventories	1,014,527	—	—
Net operating loss carryforwards	11,086,999	49,695,212	7,135,401
Less: valuation allowance	(12,101,526)	(50,067,766)	(7,188,894)
Deferred tax assets, net	142,316	—	—
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	5,396,459	1,679,063	241,085
Total deferred tax liabilities, net	5,254,143	1,679,063	241,085

Schedule of taxes payable
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
VAT taxes payable	168,384	41,902	6,017
Income taxes payable	6,217,156	5,363,733	770,142
Other taxes payable	39,206	24,094	3,459
Totals	6,424,746	5,429,729	779,618